Offerings	Jan. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, reserved for issuance under the Registrant's 2023 Equity Incentive Plan
Amount Registered | shares	2,396,784
Proposed Maximum Offering Price per Unit	5.7150
Maximum Aggregate Offering Price	$ 13,697,620.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,891.64
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee according to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($5.92) and low ($5.51) prices of the Registrant’s common stock reported on the Nasdaq Capital Market on January 26, 2026, which is within five business days prior to filing this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, reserved for issuance under the Registrant's 2025 Employee Stock Purchase Plan
Amount Registered | shares	399,464
Proposed Maximum Offering Price per Unit	5.7150
Maximum Aggregate Offering Price	$ 2,282,936.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 315.27
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee according to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($5.92) and low ($5.51) prices of the Registrant’s common stock reported on the Nasdaq Capital Market on January 26, 2026, which is within five business days prior to filing this registration statement.